Expense Example - Class K - BlackRock Dynamic High Income Portfolio - Class K Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,064